Categories of Financial Instruments	12 Months Ended
Dec. 31, 2019
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Categories of Financial Instruments
34. Categories of Financial Instruments

(1)	Financial assets by category as of December 31, 2019 and 2018 are as follows:

(In millions of won)
	December 31, 2019
	Financial assets at FVTPL		Equity instruments at FVOCI	Debt instruments at FVOCI	Financial assets at amortized cost	Derivatives hedging instrument	Total
Cash and cash equivalents	￦	—	—	—	1,270,824	—	1,270,824
Financial instruments		—	—	—	831,637	—	831,637
Short-term investment securities		166,666	—	—	—	—	166,666
Long-term investment securities(*)		142,316	710,272	4,627	—	—	857,215
Accounts receivable — trade		—	—	—	2,247,895	—	2,247,895
Loans and other receivables		532,225	—	—	1,131,342	—	1,663,567
Derivative financial assets		6,074	—	—	—	144,886	150,960

	￦	847,281	710,272	4,627	5,481,698	144,886	7,188,764

(*)	The Group designated ￦710,272 million of equity instruments that are not held for trading as financial assets at FVOCI.

(In millions of won)
	December 31, 2018
	Financial assets at FVTPL		Equity instruments at FVOCI	Debt instruments at FVOCI	Financial assets at amortized cost	Derivatives hedging instrument	Total
Cash and cash equivalents	￦	—	—	—	1,506,699	—	1,506,699
Financial instruments		—	—	—	1,046,897	—	1,046,897
Short-term investment securities		195,080	—	—	—	—	195,080
Long-term investment securities(*)		120,083	542,496	2,147	—	—	664,726
Accounts receivable — trade		—	—	—	2,019,933	—	2,019,933
Loans and other receivables		489,617	—	—	1,132,321	—	1,621,938
Derivative financial assets		15,586	—	—	—	39,871	55,457

	￦	820,366	542,496	2,147	5,705,850	39,871	7,110,730

(*)	The Group designated ￦542,496 million of equity instruments that are not held for trading as financial assets at FVOCI.

(2)	Financial liabilities by category as of December 31, 2019 and 2018 are as follows:

(In millions of won)
	December 31, 2019
	Financial liabilities at amortized cost		Derivatives hedging instrument	Total
Accounts payable — trade	￦	438,297	—	438,297
Derivative financial liabilities		—	1,043	1,043
Borrowings		2,043,140	—	2,043,140
Debentures		8,220,833	—	8,220,833
Lease liabilities		712,740	—	712,740
Accounts payable — other and others		6,563,030	—	6,563,030

	￦	17,978,040	1,043	17,979,083

(In millions of won)
	December 31, 2018
	Financial liabilities at FVTPL		Financial liabilities at amortized cost	Derivatives hedging instrument	Total
Accounts payable — trade	￦	—	381,302	—	381,302
Derivative financial liabilities		—	—	4,184	4,184
Borrowings		—	2,184,996	—	2,184,996
Debentures(*)		61,813	7,405,039	—	7,466,852
Accounts payable — other and others		—	6,762,782	—	6,762,782

	￦	61,813	16,734,119	4,184	16,800,116

(*)
Debentures classified as financial liabilities at FVTPL as of December 31, 2018 are structured bonds and they were designated as financial liabilities at FVTPL in order to eliminate a measurement inconsistency with the related derivatives. The debenture has been repaid during the year ended December 31, 2019 before its maturity.